T. ROWE PRICE Spectrum Income Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
9/30/24
(Cost and value in $000s)
BOND FUNDS 91.1%
T. Rowe Price Funds:
High Yield Fund  883,900 59,799 86,675 145,593,662 875,018
New Income Fund  805,391 41,053 152,427 87,282,098 714,840
GNMA Fund  632,148 31,327 47,482 75,901,727 629,225
Emerging Markets Bond Fund  474,943 28,661 80,204 47,810,641 452,767
International Bond Fund (USD
Hedged)  225,654 146,319 18,641 42,151,293 360,394
Floating Rate Fund  338,473 27,582 41,974 34,996,234 324,765
Short-Term Bond Fund  292,932 32,615 15,389 68,068,054 315,836
Dynamic Credit Fund  262,646 36,607 818 33,806,115 300,874
Dynamic Global Bond Fund  283,766 24,587 7,309 38,810,475 298,065
Corporate Income Fund  267,259 15,845 21,723 32,642,903 270,283
U.S. Treasury Long-Term Index
Fund  303,627 14,953 159,669 26,640,040 209,124
Emerging Markets Local Currency
Bond Fund  198,619 12,682 10,571 39,731,191 199,848
International Bond Fund  277,594 9,824 114,931 24,578,751 180,654
Limited Duration Inflation Focused
Bond Fund  85,325 50,545 8,291 27,879,417 133,542
U.S. High Yield ETF  – 124,905 – 2,390,001 125,786
Inflation Protected Bond Fund  – 87,234 1,667 8,298,976 89,546
U.S. Treasury Intermediate Index
Fund  482 15 – 96,958 502
Total Bond Funds (Cost $5,564,700) 5,481,069
EQUITY FUNDS 6.3%
T. Rowe Price Funds:
Equity Income Fund  598,339 24,175 183,730 9,860,192 377,842
Total Equity Funds (Cost $156,848) 377,842
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds  4.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.96% (3) 38,361 331,657 99,348 270,669,655 270,670
Total Short-Term Investments (Cost $270,670) 270,670
Total Investments in Securities 101.9%
(Cost $5,992,218) $ 6,129,581
Other Assets Less Liabilities (1.9)% (112,972)
Net Assets 100.0% $ 6,016,609

T. ROWE PRICE Spectrum Income Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$272,830 and $272,830, respectively.
(3) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 870 S&P 500 E-Mini Index contracts 12/24 (252,920) $ (7,868)
Long, 2,175 U.S. Treasury Notes ten year
contracts 12/24 248,562 (819)
Net payments (receipts) of variation margin to date 6,701
Variation margin receivable (payable) on open futures contracts $ (1,986)

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (2,666) $ 8,902 $ 10,602
Dynamic Credit Fund  (8) 2,439 15,706
Dynamic Global Bond Fund  (389) (2,979) 12,499
Emerging Markets Bond Fund  (12,530) 29,367 22,196
Emerging Markets Local Currency Bond Fund  (479) (882) 9,883
Equity Income Fund  139,120 (60,942) 10,370
Floating Rate Fund  (1,082) 684 22,876
GNMA Fund  (4,446) 13,232 19,074
High Yield Fund  (4,887) 17,994 47,314
Inflation Protected Bond Fund  13 3,979 325
International Bond Fund  (14,743) 8,167 6,039
International Bond Fund (USD Hedged)  (1,909) 7,062 8,039
Limited Duration Inflation Focused Bond Fund  (417) 5,963 979
New Income Fund  (15,524) 20,823 27,124
Short-Term Bond Fund  (158) 5,678 10,489
U.S. High Yield ETF  — 881 —
U.S. Treasury Intermediate Index Fund  — 5 15
U.S. Treasury Long-Term Index Fund  (55,762) 50,213 7,156
U.S. Treasury Money Fund, 4.96% — — 1,106
Affiliates not held at period end (981) — 2,033
Totals $ 23,152# $ 110,586 $ 233,825+
# Capital gain distributions from underlying Price funds represented $797 of the net realized gain (loss).
+ Investment income comprised $233,825 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.Futures contracts are valued at closing settlement prices.
Valuation Inputs On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Spectrum Income Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F88-054Q3 09/24